PFS Funds
1939 Friendship Drive, Suite C
El Cajon, CA 92020

February 26, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: PFS Funds (the "Registrant")
      File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 212, which was filed with the Commission on February 25, 2021, and (ii) that Post-Effective Amendment No. 212 has been filed electronically with the Commission.

Very truly yours,

/s/Jeffrey R. Provence
Jeffrey R. Provence
Secretary and Treasurer